Interest, advances, promissory notes payable and loan payable (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
Balance, December 31, 2022 and December 31, 2023	$ 3,091,966
Advances received	1,087,492
Balance, December 31, 2024	$ 4,179,458